Fair Value Measurements - Schedule of Warrants Fair Value was Established (Details) - Warrant [Member] - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Dividend Yield on the Shares (%)
Expected Share Price Volatility (%)	99.00%	107.00%
Risk-free Interest Rate (%)	4.20%	4.40%
Ads Price $ (in Dollars per share)	$ 0.6	$ 0.98